Subsidiaries (Schedule of Financial Statement of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Euro European Dairies (Goldfrost) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%	100.00%
W.F.D. (Import, Marketing and Trading) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%	100.00%
W. Capital Ltd. [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%	100.00%